GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Energy - Alternate Sources: 0.1%
662	Maxeon Solar Technologies Ltd.*	$2,204
4,406	SunPower Corp.*	13,218
		15,422
	Oil & Gas - Exploration & Production: 24.4%
6,455	Canadian Natural Resources Ltd.	492,375
4,530	ConocoPhillips	576,578
93,640	Deltic Energy PLC*	39,235
6,953	Devon Energy Corp.	348,902
2,686	Diamondback Energy Inc.	532,285
2,075	Diversified Energy Co PLC	24,826
213,942	EnQuest PLC*	38,071
3,223	EOG Resources Inc.	412,028
127,428	Pharos Energy PLC	33,772
1,815	Pioneer Natural Resources Company	476,437
5,221,570	Reabold Resources PLC*	4,119
		2,978,628
	Oil & Gas - Field Services: 9.5%
6,738	Baker Hughes Company	225,723
10,517	Halliburton Company	414,580
10,795	Helix Energy Solutions Group, Inc.*	117,018
7,410	Schlumberger Ltd.	406,142
		1,163,463
	Oil & Gas - Integrated: 53.4%
88,874	BP PLC	555,994
20,745	Cenovus Energy Inc.	414,701
3,288	Chevron Corp.	518,649
23,447	Eni SpA	370,498
12,243	Equinor ASA	322,901
5,760	Exxon Mobil Corp.	669,542
26,174	Galp Energia Sgps Sa	432,422
6,832	Imperial Oil Ltd.	471,202
7,017	OMV AG	332,002
312,000	PetroChina Co., Ltd. - H Shares	266,679
26,760	Repsol SA	445,712
18,917	Shell PLC	631,690
12,265	Suncor Energy, Inc.	452,609
9,067	Total Energies SE	620,802
		6,505,403
	Oil & Gas - Pipelines and Transportation: 4.6%
8,181	Enbridge Inc.	295,989
14,147	Kinder Morgan Inc.	259,456
		555,445

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Oil Refining & Marketing: 6.3%
314,000	China Petroleum & Chemical	$178,123
3,458	Valero Energy, Corp.	590,246
		768,369

	Total Common Stocks	11,986,730
	(cost $12,583,513)

	Total Investments in Securities	11,986,730
	(cost $12,583,513): 98.3%

	Other Assets less Liabilities: 1.7%	203,278

	Net Assets: 100.0%	$12,190,008

*	Non-income producing security.

PLC - Public Limited Company